Digital Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Digital Assets
Schedule of change in digital assets
	September 30, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase of crypto currencies	10,000	-
Impairment	(3,893)	-
Ending balance	$6,107	$-

	December 31, 2020	December 31, 2019
	Cryptocurrencies
Beginning balance	$-	$3,921
Realized gain	-	4,322
Impairment Loss	-	-
Transfer of cryptocurrencies	-	(8,243)
Ending balance	$-	$-